Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2020 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	18.62%
Annual Return 2020	13.46%
Annual Return 2021	8.75%
Annual Return 2022	(16.42%)